Income tax expense - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) GW MW	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 USD ($) GW MW	Sep. 21, 2020 MW
Disclosure Of Income Tax Expense [line items]
Statutory income tax rate	30.00%	30.00%
Combined Statutory income tax rate	34.94%	34.94%	34.94%	34.94%
Minimum alternative tax rate	15.00%	15.00%	15.00%	15.00%
Combined minimum alternative tax rate	17.47%	17.47%	17.47%	17.47%
Thermal power capacity						100
Maximum Tax Credit	80.00%	80.00%
Effect of tax holiday amount and similar exemptions	₨ 19,559	$ 258	₨ 7,710	₨ 4,934
Unused tax credits for which no deferred tax asset recognised	98,197		101,541		$ 1,294
Non-current tax assets	₨ 27,625		27,481		364
Subsidiaries [member]
Disclosure Of Income Tax Expense [line items]
Combined Statutory income tax rate	25.17%	25.17%
Previous Years Claims Under Section 80 A And 80 IC Of The Income Tax Act [Member]
Disclosure Of Income Tax Expense [line items]
Contingent asset	₨ 113,690		112,710		1,498
Pantnagar [member]
Disclosure Of Income Tax Expense [line items]
Tax exemption rate	30.00%	30.00%
Group [member]
Disclosure Of Income Tax Expense [line items]
Unremitted earnings	₨ 369,475		₨ 322,395		$ 4,870
The first five years from the commencement of the tax holiday [Member]
Disclosure Of Income Tax Expense [line items]
Tax exemption rate	100.00%	100.00%
The first five years from the commencement of the tax holiday [Member] | Indian Operations in Special Economic Zone [member]
Disclosure Of Income Tax Expense [line items]
Tax exemption rate	100.00%	100.00%
For the subsequent five years for location based exemption [Member]
Disclosure Of Income Tax Expense [line items]
Tax exemption rate	30.00%	30.00%
For the subsequent five years for location based exemption [Member] | Indian Operations in Special Economic Zone [member]
Disclosure Of Income Tax Expense [line items]
Tax exemption rate	50.00%	50.00%
For Further Five Years [Member] | Indian Operations in Special Economic Zone [member]
Disclosure Of Income Tax Expense [line items]
Tax exemption rate	50.00%	50.00%
For any ten consecutive years within the 15 year period following commencement of the power plant's operation [Member]
Disclosure Of Income Tax Expense [line items]
Thermal power capacity | GW	8.25				8.25
Wind power capacity	274				274
For any ten consecutive years within the 15 year period following commencement of the power plant's operation [Member] | Bottom of range [member]
Disclosure Of Income Tax Expense [line items]
Tax exemption rate	100.00%	100.00%